Condensed Consolidated Statement of Stockholders' (Deficit)/Equity (Parenthetical) - Series C Convertible Preferred Stock [Member]	12 Months Ended
Dec. 31, 2014 USD ($) shares
Private placement units | shares	3,750,000
Warrant liability | $	$ 1,875,000